GOODWILL AND INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 28, 2025
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment of goodwill				$ 1,568,309
Impairment charge on goodwill				835,319
Amortization of intangible assets	$ 108,000	$ 54,000	$ 424,000	480,000
Capitalized costs, internally developed software	$ 160,400		160,400
Capitalized computer software costs			57,002	92,361
Amortization of capitalized computer software				35,359
ATS and SESB
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment loss			548,000
Estimated useful life					10 years
HVAC business assets and operations
GOODWILL AND INTANGIBLE ASSETS, NET
Intangibles assets, consideration			$ 0
Owned Service Network
GOODWILL AND INTANGIBLE ASSETS, NET
Annual impairment test, discount rate (in percentage)			20.00%
Percentage of increase (decrease) in discount rate			5.00%
Change in fair value, impact of 5% increase (decrease) in discount rate			$ 2,300,000,000,000
Percentage of estimated fair value exceeded its carrying amount			0.00%
Impairment of goodwill			$ 1,568,309
Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment loss			$ 548,492	$ 836,000
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]			Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Trade Names | ATS and SESB
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment loss			$ 0
Customers relationship | ATS and SESB
GOODWILL AND INTANGIBLE ASSETS, NET
Impairment loss			$ 0
Developed Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			3 years
Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	3 years		3 years
Minimum | Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			3 years
Minimum | Trade Names
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			3 years
Minimum | Customers relationship
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			8 years
Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	25 years		25 years
Maximum | Internally developed software
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			5 years
Maximum | Trade Names
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			10 years
Maximum | Customers relationship
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life			25 years